Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
		Dec. 31, 2022	Nov. 30, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2021
Prepaid Expenses and Other Current Assets [Line Items]
Credit losses on receivables					$ 2,400
Expected credit losses for prepaid expenses				$ 11,200	4,100
Prepaid expenses	[1]			12,094	7,386
Interests-free loan		$ 6,000	$ 6,000
Receivables				7,777	5,333
Amount of individual prepayment paid			2,000
Consulting expenses				800
Reversed credit losses				1,200
Third Party [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Receivables				$ 7,000
NWTN [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Prepaid expenses					$ 7,200
Interests-free loan		$ 1,000	$ 1,000
Equity interests		4.30%	4.30%
NWTN [Member] | Third Party [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Equity interests			0.40%

[1]	Prepaid expenses primarily consisted of directors’ and officers’ insurance expenses to be amortized within a year and prepaid commission expenses for financing and marketing services, advance payment for the potential investment or acquisition as of December 31, 2024 and 2023. As of December 31, 2023, the Group recorded expected credit losses for the prepaid expenses of US$11.2 million based on the management’ estimation of the recoverability, considering the suspension of certain business operations and the uncertainty regarding the ability to reclaim the prepaid expenses. As of December 31, 2024, US$4.1 million of such prepaid expenses were written off based on the management’ estimation of the collectability of the prepaid expenses. Meanwhile, the Group recorded expected credit losses for prepaid expenses of US$7.2 million based on the management’ estimation of the recoverability.